Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (5,585)	$ (5,844)	$ 12,895	$ 55,288	$ 42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,395)	(198)	(512)	522	793
Less: Income tax (benefit) expense on other comprehensive income	(583)	(75)	(63)	53	280
Comprehensive income (loss)	(6,397)	(5,967)	12,446	55,757	42,658
Less: Comprehensive income attributable to noncontrolling interest	226	190	382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$ (6,623)	$ (6,157)	$ 12,064	$ 55,494	$ 42,075